UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2007

Date of reporting period: July 31, 2007

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Reports to Stockholders

[Annual report dated July 31, 2007 attached]

American Funds®

The right choice for the long term®

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

Annual report for the year ended July 31, 2007

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

Annual report for the year ended July 31, 2007

The Tax-Exempt Fund of Maryland® seeks a high level of current income free from Federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia® seeks a high level of current income free from Federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2007 (the most recent calendar quarter end):

Class A shares		1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	The Tax-Exempt Fund of Maryland	+0.02%	+3.13%	+4.21%
	The Tax-Exempt Fund of Virginia	+0.05%	+2.77%	+4.11%
At net asset value	The Tax-Exempt Fund of Maryland	+3.89%	+3.93%	+4.61%
	The Tax-Exempt Fund of Virginia	+3.94%	+3.56%	+4.51%

The total annual Fund operating expense ratios for Class A shares as of the most recent fiscal year-end were were 0.70% for The Tax-Exempt Fund of Maryland and 0.69% for The Tax-Exempt Fund of Virginia. These figures do not reflect any fee waivers that were in effect; therefore, the actual expense ratios, which reflect the fee waivers described below, were lower.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waivers applied. Fund results would have been lower without the waivers. Please see the Financial Highlights tables on pages 21 and 22 for details.

The Funds’ 30-day yields for Class A shares as of August 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, were 3.64% for The Tax-Exempt Fund of Maryland and 3.62% for The Tax-Exempt Fund of Virginia (3.60% and 3.58%, respectively, without the fee waivers). (For investors in the 42.95% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 6.38% for The Tax-Exempt Fund of Maryland and 6.11% for The Tax-Exempt Fund of Virginia — 6.31% and 6.04%, respectively, without the fee waivers.) The Funds’ distribution rates for Class A shares as of that date were 4.01% and 3.83%, respectively (3.97% and 3.80%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

Results for other share classes can be found on page 28.

All investments are subject to certain risks. The value of shares of the Funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as, inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Cover: The Great Chesapeake Bay Schooner Race from Baltimore, Maryland, to Portsmouth, Virginia.

Fellow shareholders:

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia continued over the past fiscal year to be stable providers of tax-exempt income. For the 12 months ended July 31, 2007, the Maryland Fund and the Virginia Fund each distributed tax-free income dividends of about 62 cents a share. If, like most shareholders of the Funds, you reinvested your dividends, your total return for the 12-month period was 3.26% for the Maryland Fund and 3.51% for the Virginia Fund.

The Maryland Fund’s tax-free income return with dividends reinvested was 4.00%, equivalent to 7.01% from a taxable investment if you are in the highest combined federal, state and local tax bracket of 42.95%. If you took your dividends in cash, your income return was 3.93%, equivalent to 6.89% from a taxable investment.

The Virginia Fund’s tax-free income return with dividends reinvested of 3.86% was equal to a 6.51% taxable income return if you are in the highest combined federal and state tax bracket of 40.75%. If you took dividends in cash, your income return was 3.79%, equivalent to a 6.40% taxable income return.

During the past fiscal year, interest rates fell in the latter part of 2006 but then began rising in 2007. As a result, the share prices for both Funds decreased slightly, from $15.87 to $15.76 for the Maryland Fund and from $16.35 to $16.30 for the Virginia Fund. Neither Fund paid capital gain distributions during the fiscal year. The table below highlights the Funds’ average annual total returns for Class A shares over longer periods and compares them with their respective peer group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average — as of July 31, 2007.

	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland	+3.26%	+3.75%	+4.37%
Lipper Maryland Municipal Debt Funds Average	+3.20%	+3.50%	+4.16%
The Tax-Exempt Fund of Virginia	+3.51%	+3.41%	+4.29%
Lipper Virginia Municipal Debt Funds Average	+3.52%	+3.61%	+4.29%

The national economy and the financial markets

During the year, the national economy grew at a slow to moderate pace. The Federal Reserve, seeking to minimize inflationary pressures, opted not to stimulate the economy by lowering the key federal funds rate, which remained at 5.25% throughout the period.

A strong global economy, high corporate earnings and high levels of merger and acquisition activity fueled strong stock and bond markets through most of the period. By the summer, however, the markets began to experience more volatility. Concern over defaults in the subprime mortgage market, as well as the large overhang of leveraged buyout financings in the corporate high-yield market, helped contribute to significant widening of credit spreads.

On August 17, after each Funds’ fiscal year had ended, the Fed lowered the discount rate — the rate it charges banks on loans they receive from the Fed’s discount window — by one-half percentage point to 5.75%. The Fed said it approved the temporary changes to its primary credit discount window "to promote the restoration of orderly conditions in financial markets," which had declined in the previous two weeks. Concerns had been growing over a tightening supply of credit due to defaults in the subprime mortgage market and the challenges in the corporate bond market. While the ultimate spillover effects of these factors are unclear at this time, the Fed said it expected that economic growth would continue at a moderate pace for the remainder of 2007.

Maryland and Virginia economies

The general obligation bonds of both states continue to receive the highest ratings from Moody’s Investor Service, Standard & Poor’s and Fitch. Both states have unemployment rates that are lower than the national rate and that generally have been declining for several years. Additionally, both states rank among the nation’s 10 best in terms of household income, and proximity to Washington, DC, tends to provide relative economic stability.

Tax revenue growth has slowed, however, and Maryland and Virginia are expected to face budget gaps during the next few years. Both states have been proactive, historically, at bringing budgets back into balance.

The Funds’ portfolios

The portfolios of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia remain broadly diversified. As you will see in the tables on page 4 (for the Maryland Fund) and page 10 (for the Virginia Fund), both emphasize high-quality, relatively liquid bonds.

Holdings include bonds used to finance local and state projects such as public schools, hospitals, airports and highways. A portion of each portfolio (20.02% in the case of the Maryland Fund and 17.10% in the Virginia Fund as of fiscal year-end) was invested in housing-related bonds. While these holdings are not completely immune to the current challenges in the single-family housing market, our investment adviser’s research indicates that they are valuable long-term investments for the Funds. These holdings relate to projects that are well-located and the developers are fiscally-strong or, in the case of holdings issued by the state and local housing agencies, the bonds are primarily backed by loans secured with federal, issuer or third-party guarantees.

Going forward

Market volatility often provides interesting investment opportunities. The Funds’ portfolio counselors are constantly on the lookout for appropriate Maryland and Virginia municipal bonds at attractive prices.

As always, we encourage shareholders to keep a long-term perspective.

Sincerely,

James H. Lemon, Jr.                                               Jeffrey L. Steele
Vice Chairman of the Board                                     President

September 4, 2007

For current information about the Funds, visit americanfunds.com.

The U.S. Supreme Court is currently considering a case that challenges whether a state can exempt from state income taxes interest on municipal bonds issued by such states and their political subdivisions. The outcome and timing of a decision by the Supreme Court is uncertain. However, we are monitoring the case and the potential impact, if any, it may have on the Funds.

The Growth of a $10,000 investment

Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1
Thus, the net amount invested was $9,625.

In the table below are the plot points for the charts provided above.
Year-ended:	TEFMD @ mop[5]	TEFMD @ nav[4,5]	Lipper MD Muni Debt Funds Average[5]	Lehman Brothers Muni Bond Index[3]	CPI[6]	TEFVA @ mop[5]	TEFVA @ nav[4,5]	Lipper VA Muni Debt Funds Average[5]	Lehman Brothers Muni Bond Index[3]	CPI[6]

7/31/1997	9,627	10,000	10,000	10,000	10,000	9,624	10,000	10,000	10,000	10,000
7/31/1998	10,192	10,587	10,513	10,599	10,168	10,108	10,503	10,593	10,599	10,168
7/31/1999	10,424	10,828	10,690	10,904	10,386	10,331	10,735	10,767	10,904	10,386
7/31/2000	10,636	11,047	10,913	11,374	10,766	10,667	11,084	11,031	11,374	10,766
7/31/2001	11,569	12,016	11,911	12,521	11,059	11,669	12,125	12,026	12,521	11,059
7/31/2002	12,279	12,754	12,583	13,361	11,221	12,378	12,862	12,663	13,361	11,221
7/31/2003	12,645	13,134	12,921	13,842	11,458	12,664	13,160	13,005	13,842	11,458
7/31/2004	13,299	13,813	13,567	14,643	11,801	13,255	13,773	13,690	14,643	11,801
7/31/2005	13,979	14,520	14,252	15,573	12,174	13,863	14,405	14,451	15,573	12,174
7/31/2006	14,297	14,850	14,545	15,970	12,679	14,144	14,697	14,725	15,970	12,679
7/31/2007	14,762	15,333	15,030	16,651	12,978	14,640	15,213	15,214	16,651	12,978

1 As outlined in the prosepctus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
  There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2 Assumes  reinvestment of all distributions and payment of the maximum 3.75% sales charge.  The maximum initial sales charge was 4.75% prior to January 10, 2000.
3 The index is a national index not limited to Maryland or Virginia bonds.  It is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
4 Results at net asset value (not including sales charge).
5 With distributions reinvested.  The Lipper averages do not reflect the effect of sales charges.
6 Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

past results are not predictive of future results.  The results shown are before taxes on Fund distributions and sale of Fund shares.

The Funds' investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005.  Fund results shown reflect actual expenses, with the waivers applied.  Fund results would have been lower without the waivers.  Please see the Financial Highlights tables on pages 21 and 22 for details.

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Bonds & notes — 95.32%	Principal amount (000)	Market Value (000)	Percent of net assets
Maryland — 87.50%
State Issuers — 45.14%
Community Dev. Administration, Dept. of Housing and Community Dev., AMT:
Housing Rev. Bonds:Series 2007-A, 4.85% 2037	$2,650	$ 2,578
GNMA Collateralized, Series 2002-B, 4.85% 2022	2,000	1,993	1.54%
Residential Rev. Bonds:Series 2006-F, 6.00% 2039	3,965	4,221
Series I, 6.00% 2041	1,975	2,102
Series 2001-H, 5.20% 2022	900	909
Series 2006-L, 4.80% 2021	1,500	1,484
Series 2006-P, 4.55% 2026	500	476
Series 2007-D, 4.80% 2032	1,000	971
Series D, 4.65% 2022	1,000	978
Series H, 5.00% 2027	1,000	1,006
Series 1998-B, 5.00% due 2008-2009	2,440	2,471	4.94
Econ. Dev. Corp.:
Lease Rev. Bonds:
Aviation Administration Facs., Series 2003, AMT, FSA insured: 5.50% 2015	2,000	2,137
5.25%-5.50% due 2012-2013	2,500	2,666	1.62
Dept. of Transportation Headquarters Fac., Series 2002, 5.00%-5.375% due 2014-2019	3,255	3,441	1.16
Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,940	2,226.75
Student Housing Rev. Bonds (Towson University Project), Series 2007-A: 5.25% 2037	3,265	3,274
5.25% 2024	1,000	1,013	1.45
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured: 5.25% 2011	3,355	3,527
5.375% 2015	2,190	2,310
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020-2026	3,000	3,154	3.04
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	2,885	2,947	1.00
G.O. Bonds, State and Local Facs.:
First Series Loan: Series 2000-H, 5.50% 2010	2,000	2,103
Series 2001-H, 5.50% 2011	1,000	1,060
Capital Improvement Bonds, Series 2003-A, 5.25% 2016	1,500	1,646
Second Series Loan: Series 2002-B, 5.25% 2009	1,000	1,023	1.97
Series 1999-X, 5.25% 2012 (preref. 2009)	2,000	2,077.70
Health and Higher Educational Facs. Auth.:
Edenwald Issue, Rev. Bonds, Series 2006-A: 5.40% 2037	$2,500	$ 2,532
5.40% 2031	1,000	1,018	1.20%
First Mortgage Rev. Bonds (PUMH of Maryland, Inc. – Heron Point of Chestertown Issue), Series 1998-A, 5.75% due 2019-2026	3,140	3,167	1.07
Johns Hopkins University Issue, Rev. Ref. Bonds: Series 1998, 5.25% 2014	1,375	1,420
Series 2002-A, 5.00% 2032	1,000	1,027
Series 2001-A, 5.00% 2011-2013	2,000	2,084	1.53
LifeBridge Health Issue, Rev. Bonds, Series 2004-A: 5.00% 2014	2,450	2,558
5.00%-5.25% due 2012-2018	2,000	2,080	1.57
MedStar Health Issue, Rev. Ref. Bonds, Series 2004: 5.75% 2016	3,500	3,770
5.00%-5.75% due 2013-2033	2,500	2,617	2.16
Mercy Medical Center Issue, Rev. Ref. Bonds, Series 1996, FSA insured, 6.50% 2013	2,000	2,173.73
Mercy Ridge Issue, Rev. Bonds: Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,223.75
Series 2007, 4.75% 2034	3,090	2,913
Series 2003-B, 5.00% 2008	1,000	1,008
Series 2007, 4.50% due 2022-2035	2,065	1,904	1.97
Peninsula Regional Medical Center Issue, Rev. Bonds, Series 2006: 5.00% 2036	4,500	4,506
5.00% 2021	1,000	1,025	1.87
University of Maryland Medical System Issue, Rev. Bonds, Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,181.74
Dept. of Transportation:
Consolidated Transportation Bonds: Series 2002, 5.50% 2017	2,000	2,229
Series 2003, 5.25% 2014	4,000	4,344
Series 2003, 5.00% 2015	1,500	1,608
Series 2004, 5.00% 2018	1,000	1,050
Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,435	3.60
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,116.72
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Series 2005-A, 5.00% 2018	2,000	2,113
Series 2001-B, 4.00% 2013	1,000	1,006	1.05
Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,114.71
Other securities		21,609	7.30
		133,623	45.14

City & County Issuers - 42.36%
City of Annapolis, Special Obligation Bonds (Park Place Project):
Series 2005-A, 5.35% 2034	2,000	2,019
Series 2005-B, 4.75% 2034	3,000	3,006	1.70
Anne Arundel County:
Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,985	2,141.72
G.O. Bonds:
Consolidated General Improvements: Ref. Series 2006, 5.00% 2017	1,590	1,706
Series 2005, 5.00% 2016	1,500	1,605
Series 2002, 5.25% 2012	1,000	1,062
Consolidated Golf Course Project, Series 2005, 5.00% due 2018-2021	2,515	2,653	2.37
Baltimore County:
G.O. Bonds:
Consolidated Public Improvement Bonds, Series 2002: 5.25% 2010	2,000	2,091.71
5.25% 2015 (preref. 2012)	3,000	3,203
Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,581	1.62
Mayor and City Council of Baltimore, Covention Center Hotel Rev. Bonds:
Series 2006-B, 5.875% 2039	2,500	2,618
Series 2006-A, XLCA insured, 5.00%-5.25% due 2018-2032	3,250	3,459	2.05
Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A: 5.00% 2022	2,600	2,644
5.00% 2037	3,000	2,952	1.89
Mayor and City Council of Brunswick, Special Obligation Bonds (Brunswick Crossing Special Taxing Dist.), Series 2006, 5.50% 2036	$4,000	$ 4,038	1.36%
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025	3,000	3,064
Series 2004-B, 5.95%-6.25% due 2030	2,436	2,487	1.88
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A:
5.125% 2036	3,420	3,369
5.125% 2026	1,000	1,005	1.48
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,759	1.27
Montgomery County:
G.O. Consolidated Public Improvement Bonds, Series 2001-A: 5.25% 2015	2,000	2,121
4.75 % due 2011-2012	2,000	2,075	1.42
Housing Opportunities Commission, Multi-family Housing Dev. Bonds:
Series 2004-A, 4.65% 2030	2,670	2,640
Series 2007-A, AMT, 4.55%-4.70% due 2027-2037	4,115	3,896	2.21
Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,145	2,266.77
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured: 5.50% 2010	2,500	2,600
5.50% 2016	1,000	1,062	1.24
Prince George’s County:
Special Obligation Bonds:
National Harbor Project, Series 2004: 5.20% 2034	4,000	3,968
4.70% 2015	1,900	1,886	1.98
Woodview Village Infrastructure Improvements, Series 1997-A, 4.50%-4.70% due 2017-2026	3,930	3,790	1.28
Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,700	3,706	1.25
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,080	1.04
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,736.92
Other securities		39,087	13.20
		125,375	42.36

District of Columbia — 0.51%
Other securities		1,511.51

Puerto Rico — 6.08%
Electric Power Auth.:
Power Rev. Ref. Bonds:Forward Delivery, Series QQ, XLCA insured, 5.50% 2015	1,000	1,105
Series UU, FSA insured, 4.111% 20291	1,500	1,491
Rev. Ref. Bonds: Series GG, FSA insured, 4.75% 2021	1,020	1,041
Series KK, XLCA insured, 5.00% 2011	1,000	1,044	1.58
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,770	1.61
Public Fin. Corp., Commonwealth Appropriation Bonds:
Series 2004-A: 5.75% 2027 (put 2012)	3,755	3,980
FGIC insured, 5.25% 2031 (put 2012)	2,500	2,642
Series 2001-E, 6.00% 2026	455	550	2.42
Other securities		1,386.47
		18,009	6.08

Virgin Islands — 1.23%
Other securities		3,629	1.23

Total bonds & notes (cost: $280,192,000)		282,147	95.32

Short-term securities — 4.08%	Principal amount (000)	Market Value (000)	Percent of net assets
Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, 3.63% 2037[1]	$2,500	$ 2,500.84%
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2004-A, AMBAC insured, 3.61% 2023[1]	1,800	1,800
Maryland Health and Higher Educational Facs. Auth.:
Rev. Bonds, University of Maryland Medical System Issue, Series 2006-E, 3.60% 2041[1]	1,700	1,700	1.18
Pooled Loan Program Rev. Bonds, Series 1994-D, 3.60% 2029[1]	2,180	2,180.74
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 3.67% 2026[1,2]	1,300	1,300.44
Other securities		2,600.88

Total short-term securities (cost: $12,080,000)		12,080	4.08

Total investment securities (cost: $292,272,000)		294,227	99.40
Other assets less liabilities		1,788.60

Net assets		$296,015	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1] Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2] This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Econ.=Economic	Preref.=Prerefunded
Auth.=Authority	Fac.=Facility	Redev.=Redevelopment
Certs. of Part.=Certificates of Participation	Facs.=Facilities	Ref.=Refunding
Dept.=Department	Fin.=Finance	Rev.=Revenue
Dev.=Development	Fncg.=Financing
Dist.=District	G.O.=General Obligation

Financial statements

Statement of assets and liabilities at July 31, 2007
(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $292,272)			$294,227
Cash			34
Receivables for:
Sales of Fund’s shares	$833
Interest	2,874		3,707
			297,968
Liabilities:
Payables for:
Purchases of investments	1,000
Repurchases of Fund’s shares	368
Dividends on Fund’s shares	313
Management services	82
Services provided by affiliates	178
Deferred trustees’ compensation	12
Other	—	*	1,953
Net assets at July 31, 2007			$296,015

Net assets consist of:
Capital paid in on shares of beneficial interest			$293,984
Undistributed net investment income			125
Accumulated net realized loss			(49)
Net unrealized appreciation			1,955
Net assets at July 31, 2007			$296,015

Shares of beneficial interest issued and outstanding (unlimited shares authorized): 18,785 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share†
Class A	$232,801	14,773	$15.76
Class B	15,781	1,001	15.76
Class C	27,505	1,746	15.76
Class F	14,473	919	15.76
Class R-5	5,455	346	15.76

* Amount less than one thousand.
† Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.37.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2007
(dollars in thousands)
Investment income:
Income:
Interest		$12,714
Fees and expenses*:
Investment advisory services	$570
Business management services	449
Distribution services	1,009
Transfer agent services	57
Administrative services	40
Reports to shareholders	35
Registration statement and prospectus	15
Postage, stationery and supplies	8
Trustees’ compensation	26
Auditing and legal	55
Custodian	1
Federal income taxes	1
Other state and local taxes	— †
Other	15
Total fees and expenses before waivers	2,281
Less waivers of fees and expenses:
Investment advisory services	57
Business management services	45
Total fees and expenses after waivers		2,179
Net investment income		10,535

Net realized gain and unrealized depreciation on investments
Net realized gain on investments		100
Net unrealized depreciation on investments		(2,654)
Net realized gain and unrealized depreciation on investments		(2,554)
Net increase in net assets resulting from operations		$7,981

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31,
	2007	2006
Operations:
Net investment income	$10,535	$8,608
Net realized gain on investments	100	54
Net unrealized depreciation on investments	(2,654)	(3,770)
Net increase in net assets resulting from operations	7,981	4,892

Dividends paid or accrued to shareholders from net investment income	(10,509)	(8,627)

Net capital share transactions	45,694	34,351

Total increase in net assets	43,166	30,616

Net assets:
Beginning of year	252,849	222,233
End of year (including undistributed net investment income: $125 and $153, respectively)	$296,015	$252,849

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Bonds & notes — 96.46%	Principal amount (000)	Market Value (000)	Percent of net assets
Virginia — 85.10%
State Issuers — 31.32%
College Building Auth.:
Educational Facs. Rev. Bonds: Regent University Project, Series 2006, 5.00% 2026	$4,000	$ 4,020
Regent University Project, Series 2006, 5.00% 2029	1,000	1,002	1.61%
University of Richmond Project, Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,543.81
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	4,941	1.58
Housing Dev. Auth.:
Commonwealth Mortgage Bonds: Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,226
Series 2004-A-1, AMT, 4.00% 2015	1,300	1,262	2.71
Series 2007-B, AMT, 4.75% 2032	2,000	1,931
Series 2001-J-1, 4.55%-4.65% 2010-2011	2,000	2,042
Multi-family Housing Bonds:Series 1996-B, 5.95% 2016	710	726
Series 1997-B, AMT, 5.80% 2010	1,185	1,202
Series 1998-I, AMT, 4.60%-4.70% 2009-2010	2,560	2,598
Rental Housing Bonds: Series 2001-K, AMT, 5.00% 2017	825	839
Series 2006-B, AMT, 4.55% 2023	1,260	1,216	2.11
Port Auth., AMT:
Commonwealth Port Fund Rev. Bonds (2002 Resolution): Series 2002, 5.00% 2013	3,700	3,877
Series 2006, FSA insured, 5.50% 2015	2,885	3,137
Series 2002, 5.00% 2012	1,000	1,044
Port Facs. Rev. Bonds, Series 2006, 4.75% 2031	1,000	992
Port Facs. Rev. Ref. Bonds, Series 2007, 5.00% 2027	1,000	1,027	3.22
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A:
5.00% 2017	2,680	2,853
5.00% 2015	1,000	1,071	1.26
Public School Auth., School Fncg. Bonds (1997 Resolution):
Series 1998-B, 4.50% 2009	2,880	2,924
Series 2005-D, 5.00% 2018	2,000	2,116
Ref. Series 2005-A, 5.25% 2017	1,000	1,098
Ref. Series 2005-B, 5.25% 2017	1,000	1,099
Series 1998-A, 5.25% 2007	2,000	2,000
Series 2002-A, 5.00% 2014	1,000	1,050
Series 2002-B, 4.00% 2009	1,500	1,508	3.77
Resources Auth., Infrastructure Rev. Bonds:
Pooled Fncg. Program, Series 2006-A, 5.00% 2017	$2,105	$ 2,259
Pooled Loan Bond Program:Series 2003, 5.00% 2020	2,000	2,091
Series 2002-A, 5.25% 2014	1,460	1,542
Series 2003-B, AMT, 5.00% 2016	1,000	1,043	2.22%
Small Business Fin. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,096.67
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,115	1.64
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.25% 2019 (preref. 2012)	2,000	2,080
5.50% 2026 (preref. 2015)	3,000	3,252	1.71
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016-2017	2,480	2,611.84
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,260.72
Other securities		20,144	6.45
		97,837	31.32

City & County Issuers — 53.78%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	2,009.64
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. ResourceRecovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,845.91
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,111	1.00
City of Chesapeake:
G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,022
G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,590
G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009-2011	2,800	2,953	1.78
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,130
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,710
Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	3,983	3.15
Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A:
7.50% 2029 (preref. 2009)	2,500	2,726	1.05
6.75% 2012 (preref. 2009)	500	538
Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A: 4.75% 2026	2,500	2,380
4.875% 2036	3,000	2,856	1.68
Industrial Dev. Auth.:
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A:
5.25% 2019	2,500	2,676
5.00%-5.25% 2007-2019	2,750	2,874	2.26
Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,520
Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.00%-5.125% 2027-2037	3,000	2,986.96
Redev. and Housing Auth., Multi-family Housing Rev. Bonds (FHA-Insured Mortgage – Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,602	1.15
Econ. Dev. Auth. of the City of Fredericksburg:
Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007: 5.25% 2021	2,000	2,110
5.00% 2015	1,500	1,557
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,524
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,030	1.99
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	$3,440	$ 3,356	1.07%
City of Hampton, G.O. Public Improvement Ref. Bonds:
Series 1998, 5.00% 2013	2,240	2,366
Series 1998, 5.00% 2014	1,000	1,063
Series 2000, 5.25% 2011	1,000	1,046	1.43
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, 6.375%-6.50% 2010-2018	2,875	3,195	1.02
Henrico County:
Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,095	1.18
Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	603
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,264.73
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,455	2,525.81
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,110.68
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006:
5.50% 2026	2,325	2,384
5.60% 2036	2,000	2,046	1.42
City of Newport News:
G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,052
G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,033
G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,004
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023-2024	2,195	2,314	2.05
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, 5.375% 2014-2015	3,050	3,179	1.02
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,227	2,321.74
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,717	1.19
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project):
Series 1993, AMBAC insured, 5.125% 2018	2,200	2,350	1.09
Series 1993, 6.00% 2011	1,000	1,068
Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A:5.00% 2021	2,000	2,076
5.375% 2017	1,500	1,590	1.17
G.O. Public Improvement Bonds, Series 2001: 5.00% 2012 (preref. 2011)	2,425	2,552
5.00% 2013 (preref. 2011)	2,425	2,552
G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015-2016 (preref. 2012)	3,000	3,150	2.64
Other securities		59,260	18.97
		168,003	53.78

District of Columbia — 4.94%
Metropolitan Washington Airports Auth.:
Airport System Rev. Ref. Bonds: Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,097
Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,260
Series 2003-A, AMT, 5.00% 2008	1,000	1,014
Series 2004-C-1, AMT, 5.00% 2008	500	507
Series 2006-C, 5.00% 2025	1,130	1,182
Series 2002-D, AMT, 5.375% 2013-2014	2,000	2,116
Series 2004-D, AMT, 5.00%-5.25% 2012-2019	2,000	2,091
Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.25% 2010	1,000	1,025
Airport System Rev. Bonds:Series 2001-A, AMT, 5.50% 2014	1,000	1,059
Series 2005-A, AMT, 5.25% 2017	1,000	1,064
Series 2006-A, AMT, 5.00% 2032	1,000	1,020	4.94
		15,435	4.94
Puerto Rico — 5.35%
Electric Power Auth.:
Power Rev. Ref. Bonds, Series UU, FSA insured, 4.111% 20291	$2,500	$ 2,485
Power Rev. Ref. Bonds (Forward Delivery), Series QQ, 5.50% 2015	1,000	1,105	1.15%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A:
FGIC insured, 5.25% 2031 (put 2012)	3,000	3,170
MBIA insured, 5.25% 2029 (put 2012)	2,000	2,114
5.25% 2030 (put 2012)	1,000	1,057	2.03
Other securities		6,794	2.17
		16,725	5.35

Virgin Islands — 1.07%
Public Fin. Auth.:
Rev. and Ref. Bonds (Matching Fund Loan Notes): Series 1998-A, 5.20% 2009	1,000	1,022
Series 1998-C, 5.50% 2007	1,000	1,003
Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017-2018	1,250	1,311	1.07
		3,336	1.07

Total bonds & notes (cost: $298,071,000)		301,336	96.46

Short-term securities — 3.73%
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue):Series 2003-C, 3.72% 2038[1]	300	300
Series 2003-E, 3.65% 2038[1]	2,515	2,515.90
Industrial Dev. Auth. of the City of Richmond, Virginia, Educational Facs. Rev. Bonds (Church Schools in the Diocese of Virginia), Series 2001, 3.70% 2031[1,2]	2,800	2,800.90
State of Virginia, Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2005, 3.65% 2035[1]	380	380.12
State of Virginia, Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 3.60% 2034[1]	700	700.23
Virginia Small Business Fncg. Auth., Tax-Exempt Rev. and Ref. Bonds (Children’s Hospital of The King’s Daughters, Incorporated Project), Series 2006, 3.61% 2036[1]	2,600	2,600.83
Other securities		2,350.75

Total short-term securities (cost: $11,645,000)		11,645	3.73

Total investment securities (cost: $309,716,000)		312,981	100.19
Other assets less liabilities		(583)	(.19)

Net assets		$312,398	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1] Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date
[2] This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations
AMT=Alternative Minimum Tax	Facs.=Facilities	Preref. =Prerefunded
Auth.=Authority	Fin.=Finance	Redev. =Redevelopment
Dev.=Development	Fncg.=Financing	Ref. =Refunding
Econ.=Economic	G.O.=General Obligation	Rev. =Revenue
Fac.=Facility

Financial statements

Statement of assets and liabilities at July 31, 2007
(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $309,716)			$312,981
Cash			93
Receivables for:
Sales of Fund’s shares	$294
Interest	3,665		3,959
			317,033
Liabilities:
Payables for:
Purchases of investments	3,200
Repurchases of Fund’s shares	846
Dividends on Fund’s shares	323
Management services	86
Services provided by affiliates	168
Deferred trustees’ compensation	12
Other	—	*	4,635
Net assets at July 31, 2007			$312,398

Net assets consist of:
Capital paid in on shares of beneficial interest			$308,945
Undistributed net investment income			237
Accumulated net realized loss			(49)
Net unrealized appreciation			3,265
Net assets at July 31, 2007			$312,398

Shares of beneficial interest issued and outstanding (unlimited shares authorized): 19,171 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share†
Class A	$263,454	16,168	$16.30
Class B	12,310	755	16.30
Class C	16,889	1,036	16.30
Class F	17,388	1,067	16.30
Class R-5	2,357	145	16.30

* Amount less than one thousand.
† Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offeringprice per share was $16.94.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2007
(dollars in thousands)
Investment income:
Income:
Interest		$12,948
Fees and expenses*:
Investment advisory services	$592
Business management services	465
Distribution services	940
Transfer agent services	59
Administrative services	31
Reports to shareholders	42
Registration statement and prospectus	11
Postage, stationery and supplies	9
Trustees’ compensation	26
Auditing and legal	55
Custodian	2
State and local taxes	—†
Other	15
Total fees and expenses before waivers	2,247
Less waivers of fees and expenses:
Investment advisory services	59
Business management services	47
Total fees and expenses after waivers		2,141
Net investment income		10,807

Net realized gain and unrealized depreciation on investments
Net realized gain on investments		8
Net unrealized depreciation on investments		(1,505)
Net realized gain and unrealized depreciation on investments		(1,497)
Net increase in net assets resulting from operations		$9,310

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)

	Year ended July 31,
	2007	2006
Operations:
Net investment income	$10,807	$9,405
Net realized gain (loss) on investments	8	(66)
Net unrealized depreciation on investments	(1,505)	(4,305)
Net increase in net assets resulting from operations	9,310	5,034

Dividends paid or accrued to shareholders from net investment income	(10,768)	(9,418)

Net capital share transactions	42,860	25,373

Total increase in net assets	41,402	20,989

Net assets:
Beginning of year	270,996	250,007
End of year (including undistributed net investment income: $237 and $209, respectively)	$312,398	$270,996

See Notes to Financial Statements

The American Funds Tax-Exempt Series

Notes to financial statements

1. Organization and significant accounting policies

Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund offers five share classes, some of which are available only to limited categories of investors. The Funds’ share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security valuation — Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the period ended July 31, 2007, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2003.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

During the year ended July 31, 2007, the Maryland Fund and Virginia Fund reclassified $26,000 and $1,000, respectively, from undistributed net investment income to capital paid in on shares of beneficial interest. The Maryland Fund and Virginia Fund also reclassified $28,000 and $10,000, respectively, from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of July 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income	$ 313
Capital loss carryforward expiring 2014*	(49)
Gross unrealized appreciation on investment securities	4,896
Gross unrealized depreciation on investment securities	(2,805)
Net unrealized appreciation on investment securities	2,091
Cost of investment securities	292,136

*Reflects the utilization of capital loss carryforwards of $128,000. The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

Virginia	(dollars in thousands)
Undistributed tax-exempt income		$ 322
Capital loss carryforwards*:
Expiring 2012	$(1)
Expiring 2015	(5)	(6)
Post-October capital loss deferrals (realized during the period November 1, 2006 through July 31, 2007)		(42)
Gross unrealized appreciation on investment securities		5,476
Gross unrealized depreciation on investment securities		(1,961)
Net unrealized appreciation on investment securities		3,515
Cost of investment securities		309,466

*The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
 These deferrals are considered incurred in the subsequent year.

Ordinary income distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Maryland			Virginia
	Year ended July 31			Year ended July 31
Share class	2007	2006	Share class	2007	2006
Class A	$ 8,487	$6,898	Class A	$ 9,277	$8,090
Class B	535	569	Class B	375	384
Class C	827	722	Class C	477	460
Class F	455	295	Class F	547	397
Class R-5	205	143	Class R-5	92	87
Total	$10,509	$8,627	Total	$10,768	$9,418

3. Fees and transactions with related parties

Business management services — The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provided for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC is currently waiving 10% of business management services fees. During the year ended July 31, 2007, total business management fees waived by WMC were $45,000 and $47,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $449,000, which was equivalent to an annualized rate of 0.161%, was reduced to $404,000, or 0.145% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $465,000, which was equivalent to an annualized rate of 0.159%, was reduced to $418,000, or 0.143% of average daily net assets. During the year ended July 31, 2007, WMC paid the Maryland and Virginia Funds’ investment adviser $2,291,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co., Incorporated (JLC), a wholly owned subsidiary of JLG, earned $26,000 and $25,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service CompanySM (AFS), the Funds’ transfer agent, and American Funds Distributors,SM Inc. (AFD), the principal under-writer of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income (excluding any net capital gains from transactions in portfolio securities). CRMC is currently waiving 10% of investment advisory services fees. During the year ended July 31, 2007, total investment advisory services fees waived by CRMC were $57,000 and $59,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for Maryland Fund of $570,000, which was equivalent to an annualized rate of 0.205%, was reduced to $513,000, or 0.185% of average daily net assets. The fee shown on the accompanying financial statements for Virginia Fund of $592,000, which was equivalent to an annualized rate of 0.202%, was reduced to $533,000, or 0.182% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2007, unreimbursed expenses subject to reimbursement totaled $319,000 for the Maryland Fund and $440,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2007, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$544	$52	Not applicable	Not applicable
Class B	169	5	Not applicable	Not applicable
Class C	266	Included in administrative services	$20	$2
Class F	30		12	1
Class R-5	Not applicable		5	—*
Total	$1,009	$57	$37	$3

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$618	$56	Not applicable	Not applicable
Class B	124	3	Not applicable	Not applicable
Class C	161	Included in administrative services	$12	$1
Class F	37		15	1
Class R-5	Not applicable		2	—*
Total	$940	$59	$29	$2

*Amount less than one thousand.

Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $26,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $24,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $2,000 in each Fund in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and certain trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2007
Class A	$69,568	4,353	$6,484	406	$(38,290)	(2,402)	$37,762	2,357
Class B	1,115	70	357	22	(3,242)	(203)	(1,770)	(111)
Class C	6,241	390	602	38	(4,187)	(262)	2,656	166
Class F	7,283	456	261	16	(2,239)	(140)	5,305	332
Class R-5	1,532	96	209	13	—	—	1,741	109
Total net increase (decrease)	$85,739	5,365	$7,913	495	$(47,958)	(3,007)	$45,694	2,853

Year ended July 31, 2006
Class A	$51,381	3,222	$4,991	312	$(27,605)	(1,726)	$28,767	1,808
Class B	1,447	91	377	23	(2,382)	(149)	(558)	(35)
Class C	8,140	509	524	33	(5,860)	(366)	2,804	176
Class F	5,885	369	169	11	(2,718)	(171)	3,336	209
Class R-5	1,000	62	129	8	(1,127)	(70)	2	—†
Total net increase (decrease)	$67,853	4,253	$6,190	387	$(39,692)	(2,482)	$34,351	2,158

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2007
Class A	$65,549	3,978	$6,418	390	$(35,143)	(2,136)	$36,824	2,232
Class B	959	58	289	17	(1,682)	(102)	(434)	(27)
Class C	4,460	271	370	23	(3,354)	(204)	1,476	90
Class F	7,256	441	421	25	(2,777)	(169)	4,900	297
Class R-5	—	—	94	6	—	—	94	6
Total net increase (decrease)	$78,224	4,748	$7,592	461	$(42,956)	(2,611)	$42,860	2,598

Year ended July 31, 2006
Class A	$53,636	3,259	$5,436	330	$(37,318)	(2,268)	$21,754	1,321
Class B	1,006	61	304	19	(1,638)	(99)	(328)	(19)
Class C	4,064	246	339	21	(4,374)	(266)	29	1
Class F	4,938	300	263	16	(1,370)	(83)	3,831	233
Class R-5	—	—	87	5	—	—	87	5
Total net increase (decrease)	$63,644	3,866	$6,429	391	$(44,700)	(2,716)	$25,373	1,541

*Includes exchanges between share classes of the Fund.
†Amount less than one thousand.

5. Investment transactions

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $72,102,000 and $75,907,000, and sales of $25,036,000 and $30,356,000, respectively, during the year ended July 31, 2007.

The Tax-Exempt Fund of Maryland
Financial highlights
		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets [3]
Class A
Year ended 7/31/2007	$15.87	$.62	$(.11)	$.51	$(.62)	$ —	$(.62)	$15.76	3.26%	$233.70%		.66%	3.91%
Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	—	(.62)	15.87	2.27	197.72		.69	3.86
Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	—	(.62)	16.13	5.12	171.71		.69	3.84
Year ended 7/31/2004	15.76	.64	.17	.81	(.63)	—	(.63)	15.94	5.17	154.72		.72	3.97
Year ended 7/31/2003	15.93	.62	(.15)	.47	(.62)	(.02)	(.64)	15.76	2.98	156.73		.73	3.87
Class B:
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	—	(.51)	15.76	2.50	16	1.45	1.42	3.17
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	—	(.50)	16.13	4.35	18	1.47	1.44	3.09
Year ended 7/31/2004	15.76	.52	.17	.69	(.51)	—	(.51)	15.94	4.40	19	1.48	1.48	3.21
Year ended 7/31/2003	15.93	.50	(.15)	.35	(.50)	(.02)	(.52)	15.76	2.22	18	1.48	1.48	3.09
Class C:
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	—	(.50)	15.76	2.44	28	1.51	1.47	3.10
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	—	(.48)	16.13	4.22	23	1.59	1.56	2.97
Year ended 7/31/2004	15.76	.50	.17	.67	(.49)	—	(.49)	15.94	4.27	17	1.60	1.60	3.09
Year ended 7/31/2003	15.93	.48	(.15)	.33	(.48)	(.02)	(.50)	15.76	2.09	13	1.61	1.61	2.97
Class F:
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	—	(.61)	15.76	3.17	14.78		.74	3.82
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	—	(.60)	16.13	4.98	6.84		.82	3.72
Year ended 7/31/2004	15.76	.62	.17	.79	(.61)	—	(.61)	15.94	5.04	5.85		.85	3.85
Year ended 7/31/2003	15.93	.60	(.15)	.45	(.60)	(.02)	(.62)	15.76	2.84	3.86		.86	3.73
Class R-5:
Year ended 7/31/2007	15.87	.65	(.11)	.54	(.65)	—	(.65)	15.76	3.43	5.52		.48	4.09
Year ended 7/31/2006	16.13	.65	(.26)	.39	(.65)	—	(.65)	15.87	2.45	4.55		.51	4.04
Year ended 7/31/2005	15.94	.64	.19	.83	(.64)	—	(.64)	16.13	5.30	4.54		.51	4.02
Year ended 7/31/2004	15.76	.67	.17	.84	(.66)	—	(.66)	15.94	5.36	3.54		.54	4.15
Year ended 7/31/2003	15.93	.65	(.15)	.50	(.65)	(.02)	(.67)	15.76	3.16	3.55		.55	4.06

		Year ended July 31
				2007		2006	2005			2004	2003
Portfolio turnover rate for all classes of shares				9%		5%	5%			11%	8%

[1] Based on average shares outstanding.
[2] Total returns exclude all sales charges, including contingent deferred sales charges.
[3] This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services for all share classes.

See Notes to Financial Statements

		Income from investment operations[1]			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 7/31/2007	$16.35	$.62	$(.05 )	$.57	$(.62)	$ —	$(.62)	$16.30	3.51%	$264.69%		.65%	3.77%
Year ended 7/31/2006	16.63	.61	(.28 )	.33	(.61)	—	(.61)	16.35	2.03	228.71		.67	3.70
Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	—	(.60)	16.63	4.59	210.69		.67	3.62
Year ended 7/31/2004	16.32	.60	.16	.76	(.60)	—	(.60)	16.48	4.67	189.70		.70	3.60
Year ended 7/31/2003	16.57	.60	(.21)	.39	(.60)	(.04)	(.64)	16.32	2.32	189.71		.71	3.61
Class B:
Year ended 7/31/2007	16.35	.50	(.05 )	.45	(.50)	—	(.50)	16.30	2.75	12	1.45	1.41	3.02
Year ended 7/31/2006	16.63	.49	(.28 )	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	—	(.48)	16.63	3.82	13	1.45	1.43	2.87
Year ended 7/31/2004	16.32	.48	.16	.64	(.48)	—	(.48)	16.48	3.90	14	1.45	1.45	2.84
Year ended 7/31/2003	16.57	.47	(.21)	.26	(.47)	(.04)	(.51)	16.32	1.56	14	1.46	1.46	2.81
Class C:
Year ended 7/31/2007	16.35	.49	(.05 )	.44	(.49)	—	(.49)	16.30	2.69	17	1.50	1.46	2.96
Year ended 7/31/2006	16.63	.48	(.28 )	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	—	(.46)	16.63	3.70	16	1.57	1.55	2.75
Year ended 7/31/2004	16.32	.45	.16	.61	(.45)	—	(.45)	16.48	3.77	15	1.58	1.58	2.72
Year ended 7/31/2003	16.57	.45	(.21)	.24	(.45)	(.04)	(.49)	16.32	1.43	14	1.60	1.60	2.72
Class F:
Year ended 7/31/2007	16.35	.61	(.05 )	.56	(.61)	—	(.61)	16.30	3.43	17.77		.73	3.69
Year ended 7/31/2006	16.63	.60	(.28 )	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	—	(.58)	16.63	4.46	9.82		.80	3.50
Year ended 7/31/2004	16.32	.58	.16	.74	(.58)	—	(.58)	16.48	4.54	7.83		.83	3.48
Year ended 7/31/2003	16.57	.58	(.21)	.37	(.58)	(.04)	(.62)	16.32	2.17	3.85		.85	3.44
Class R-5:
Year ended 7/31/2007	16.35	.65	(.05 )	.60	(.65)	—	(.65)	16.30	3.69	2.51		.47	3.96
Year ended 7/31/2006	16.63	.64	(.28 )	.36	(.64)	—	(.64)	16.35	2.20	2.53		.50	3.88
Year ended 7/31/2005	16.48	.64	.14	.78	(.63)	—	(.63)	16.63	4.77	2.52		.50	3.81
Year ended 7/31/2004	16.32	.63	.16	.79	(.63)	—	(.63)	16.48	4.85	2.52		.52	3.78
Year ended 7/31/2003	16.57	.63	(.21)	.42	(.63)	(.04)	(.67)	16.32	2.49	2.53		.53	3.79

		Year ended July 31
				2007		2006	2005			2004	2003
Portfolio turnover rate for all classes of shares				11%		4%	13%			8%	4%

[1]  Based on average shares outstanding.
[2]  Total returns exclude all sales charges, including contingent deferred sales charges.
[3] This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services for all share classes.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2007

Expense example	unaudited

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2007 through July 31, 2007).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 2/1/2007	Ending account value 7/31/2007	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,006.51	$3.18	.64%
Class A — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B — actual return	1,000.00	1,002.82	6.95	1.40
Class B — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class C — actual return	1,000.00	1,002.57	7.20	1.45
Class C — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F — actual return	1,000.00	1,006.10	3.63	.73
Class F — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class R-5 — actual return	1,000.00	1,007.39	2.29	.46
Class R-5 — assumed 5% return	1,000.00	1,022.51	2.31	.46

The Tax-Exempt Fund of Virginia
	Beginning account value 2/1/2007	Ending account value 7/31/2007	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,008.63	$3.19	.64%
Class A — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B — actual return	1,000.00	1,004.91	6.91	1.39
Class B — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C — actual return	1,000.00	1,004.65	7.21	1.45
Class C — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F — actual return	1,000.00	1,008.22	3.59	.72
Class F — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class R-5 — actual return	1,000.00	1,009.56	2.24	.45
Class R-5 — assumed 5% return	1,000.00	1,022.56	2.26	.45

*The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you within 60 days of the Maryland and Virginia Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The Funds hereby designates the following amount for the Funds’ fiscal year ended July 31, 2007:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year  amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

Approval of renewal of Investment Advisory Agreement
On June 21, 2007, the Trust’s board of trustees (the "Board"), including a majority of the independent trustees, approved the renewal of the Trust’s Investment Advisory Agreement (the "Agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through July 31, 2008. The Board approved renewal of the Agreement following the recommendation of the Contracts Sub-Committee of the Trust’s Governance Committee (the "Committee"), which is comprised of all of the Trust’s independent trustees. The Board and Committee determined the Funds’ advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interest of the Funds and their shareholders.

In reaching this decision, the Board and Committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the Agreement based on advice of their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The Board and Committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The Board and the Committee also considered the nature, extent and quality of investment management, compliance and shareholder services provided by CRMC to the Funds under the Agreement and other agreements as well as the benefits to Fund shareholders from investing in a fund that is part of a large family of funds. The Board and Committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the Funds and their shareholders.

2. Investment results

The Board and the Committee examined both the short-term and long-term investment results of the Funds relative to their peer groups and relevant indices through April 30, 2007. The Board and Committee compared each Fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which each Fund is included) and market data such as relevant stock market indices. The Board and the Committee also considered analytical data regarding the investment results of each Fund. The Board and the Committee noted that each Fund had continued to follow its long-term investment objective and determined that they are satisfied with each Fund’s long-term investment results. The Board and the Committee ultimately concluded that CRMC’s record in managing each Fund indicates that its continued advisory services should benefit the Funds and their shareholders.

3. Advisory fees and total expenses

The Board and the Committee reviewed the advisory fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the advisory fee and expense levels of other similar municipal bond funds. The Board and the Committee also considered analytical data regarding the advisory fees and total expenses of the Funds.

The Board and the Committee observed that the Funds’ advisory fees and expenses remain below those of most other relevant funds. The Board and the Committee also noted the breakpoint discounts in the Funds’ advisory fee structure that reduce the level of fees charged by CRMC to the Funds at $60 million in total fund assets and the 10% advisory fee waiver in effect since April 2005. The Board and the Committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to each Fund. They noted that, although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The Board and the Committee concluded that the Funds’ cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the Funds.

4. Ancillary benefits

The Board and the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Funds and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The Board and the Committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The Board and the Committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the Funds.

5. Adviser financial information

The Board and the Committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The Board and Committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The Board and Committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the Funds’ advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver. The Board and the Committee concluded that the Funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Funds’ shareholders.

Other share class results	unaudited

Class B, Class C and Class F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2007 (the most recent calendar quarter end):

The Tax-Exempt Fund of Maryland	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	– 1.86%	+2.81%	+4.14%
Not reflecting CDSC	+3.13%	+3.16%	+4.14%
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	+2.07%	+3.07%	+3.49%
Not reflecting CDSC	+3.07%	+3.07%	+3.49%
Class F shares* — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	+3.80%	+3.81%	+4.09%

The Tax-Exempt Fund of Virginia	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	– 1.83%	+2.43%	+4.10%
Not reflecting CDSC	+3.17%	+2.79%	+4.10%
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	+2.12%	+2.70%	+3.24%
Not reflecting CDSC	+3.12%	+2.70%	+3.24%
Class F shares* — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	+3.85%	+3.44%	+3.74%

*These shares are sold without any initial or contingent deferred sales charge.

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 21 and 22 for details that incude expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the Funds’ prospectus.

Board of trustees and officers

Independent trustees
Name and age	Year first elected a trustee of the Trust[1]	Principal occupation(s) during past five years	Number of portfolios in Fund complex overseen by trustee	Other directorships[2] held
Cyrus A. Ansary, 73 Chairman of the Board (Independent and Non-Executive)	1986	President, Investment Services International Co., LLC (private investment company for various operating entities)	3	JPMorgan Value Opportunities Fund
Daniel J. Callahan III, 75	2002	Vice Chairman and Treasurer, The Morris & Gwendolyn Cafritz Foundation	3	JPMorgan Value Opportunities Fund
R. Clark Hooper, 60	2005	Private investor; Former President, Dumbarton Group LLC (securities industry consulting); Former Executive Vice President – Policy and Oversight, NASD	18	JPMorgan Value Opportunities Fund; Swiss Helvetia Fund, Inc.
James C. Miller III, 65	2000	Senior Advisor, Blackwell Sanders LLP; Former Chairman, The CapAnalysis Group, LLC (economic, financial and regulatory consulting); Former Director, U.S. Office of Management and Budget	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund
Katherine D. Ortega, 73	2003	Former Treasurer of the United States	3	JPMorgan Value Opportunities Fund; The Kroger Co.
J. Knox Singleton, 59	2004	President and Chief Executive Officer, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund

Interested trustees[3]
Name, age and position with the Trust
James H. Lemon, Jr., 71 Vice Chairman of the Board	1986	Chairman of the Board and Chief Executive Officer, The Johnston-Lemon Group, Incorporated (financial services holding company)	3	JPMorgan Value Opportunities Fund
Jeffrey L. Steele, 61 President	2002	President and Director, Washington Management Corporation	3	JPMorgan Value Opportunities Fund
Chairman Emeritus, Stephen Hartwell

Officers
Name, age and position with the Trust	Year first elected an officer of the Trust[1]	Principal occupation(s) during past five years
Michael W. Stockton, 40 Vice President, Treasurer and Assistant Secretary	1996	Senior Vice President, Secretary, Treasurer and Director, Washington Management Corporation
Lois A. Erhard, 55 Vice President	1988	Vice President, Washington Management Corporation
J. Lanier Frank, 46 Assistant Vice President	1998	Assistant Vice President, Washington Management Corporation
Jennifer L. Butler, 41 Secretary	2005	Vice President and Assistant Secretary, Washington Management Corporation; Former Specialist, Fund Administration, Pacific Investment Management Company
Ashley L. Shaw,[4] 38 Assistant Secretary	2000	Vice President and Assistant General Counsel, Washington Management Corporation
Curt M. Scott, 28 Assistant Treasurer	2006	Assistant Vice President and Assistant Treasurer, Washington Management Corporation; Former Financial Analyst, BISYS Group, Inc.

The statement of additional information includes additional information about the Trust’s trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC, 20005, Attention: Trust Secretary.

1 Trustees and officers of the Trust serve until their resignation, removal or retirement.
2 This includes all directorships other than those in American Funds that are held by each trustee as a director of a public company or a registered investment company.
3 "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the Trust’s Business Manager, Washington Management Corporation.
4 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

Offices of the Funds and
of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20005-3987

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The reports also are available on the SEC and American Funds websites.

A complete July 31, 2007 portfolio of each Funds’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of the The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGEAR-970-0907P
Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that Katherine D. Ortega, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item.  This designation will not increase the designee’s duties, obligations or liability as compared to her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members.  There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such.  Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a)	Audit Fees:
        2006                                 $77,000
                                2007                                 $83,000
b)	Audit- Related Fees:
       2006                                 none
                   2007                                 none
c)	Tax Fees:
2006                                $7,000
2007                                $7,000

The tax fees consist of professional services relating to the preparation of the registrant’s tax returns.

d)	All Other Fees:
2006                                none
2007                                none

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant and were subject to the pre-approval policies described below):
a)	Not Applicable
b)	Audit-Related Fees:
2006                                none
2007                                none

c)	Tax fees:
                    2006                                $26,000
2007                                $7,000
The tax fees consist of consulting services relating to the registrant’s investments.

ITEM 4 - Principal Accountant Fees and Services (continued)

d)	All Other Fees:
2006                              $10,000
2007                                none

The registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the registrant, the business manager, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser or business manager that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. The Committee will not delegate its responsibility to pre-approve these services to the business manager or investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above provided to the Registrant, investment adviser, business manager or affiliates.

Aggregate non-audit fees paid to the registrant’s registered public accounting firm, including fees for all services billed to the investment adviser and affiliates that provide ongoing services to the Registrant were $43,000 for fiscal year 2006 and $14,000 for fiscal year 2007. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the registered public accounting firm’s independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The full schedule of investments for each Fund

The Tax-Exempt Fund of Maryland
Investment portfolio
July 31, 2007

	Principal amount	Market value
Bonds & notes — 95.32%	(000))	(000)

MARYLAND — 87.50%
State issuers — 45.14%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$1,993
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	2,650	2,578
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2008	1,610	1,625
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009	830	846
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	909
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	3,965	4,221
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-L, AMT, 4.80% 2021	1,500	1,484
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-P, AMT, 4.55% 2026	500	476
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2007-D, AMT, 4.80% 2032	1,000	971
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	978
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series H, AMT, 5.00% 2027	1,000	1,006
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,975	2,102
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,055
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,611
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2015	2,000	2,137
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,847
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,594
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,940	2,226
Econ. Dev. Corp., Rev. Ref. Bonds (Chesapeake Bay Conference Center Project), Series 2006-A, 4.75% 2011	1,000	996
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,013
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,274
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore County Project), Series 2006, XLCA insured, 5.00% 2020	600	633
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,055
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,054
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	1,045
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,355	3,527

	Principal amount	Market value
Bonds & notes	(000)	(000)

MARYLAND — State Issuers (continued)
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	$2,190	$2,310
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	2,885	2,947
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,103
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,060
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,646
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,023
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,077
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	1,500	1,515
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,640	1,652
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	899
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,019
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	932
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,000	986
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	1,018
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,532
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993, 5.70% 2009 (escrowed to maturity)	1,000	1,024
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,325	1,354
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,026
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012	1,000	1,038
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014	2,450	2,558
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018	1,000	1,042
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,670
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,223
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008	1,000	1,008
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,010
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,090	2,913
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	894
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,025
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,500	4,506
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008	1,500	1,516
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,181
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	2,001
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington Christian Academy Issue), Series 2006, 5.25% 2018	250	250
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington Christian Academy Issue), Series 2006, 5.50% 2038	1,200	1,202
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,020
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,047
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 1998, 5.25% 2014	1,375	1,420
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,043
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,027
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,038
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	500	541
	Principal amount	Market value
Bonds & notes	(000)	(000)

MARYLAND — State Issuers (continued)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	$3,500	$3,770
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,038
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	2,000	2,173
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999, 5.50% 2014	525	525
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	1,061
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020	1,375	1,436
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,229
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,344
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,608
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,050
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,435
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,116
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,006
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,113
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,114
		133,623

City & County Issuers — 42.36%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	2,013
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,000	2,019
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	3,000	3,006
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,706
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,605
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,231
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,422
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,062
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,985	2,141
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,500	1,669
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	1,120	1,129
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,091
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,203
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,581
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,028
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	672
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,644
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	3,000	2,952
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,080
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,078
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.00% 2032	1,250	1,301
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	2,500	2,618
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009	1,500	1,559
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021 (preref. 2015)	1,030	1,105
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	410	442
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021	1,225	1,272
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015	1,500	1,644
Mayor and City Council of Brunswick, Special Obligation Bonds (Brunswick Crossing Special Taxing Dist.), Series 2006, 5.50% 2036	4,000	4,038
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997, MBIA insured, 5.00% 2009 (escrowed to maturity)	1,000	1,017
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,298

	Principal amount	Market value
Bonds & notes	(000)	(000)

MARYLAND — City & County Issuers (continued)
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	$ 500	$ 520
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,051
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,113
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 4.50% 2025	1,000	925
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 5.00% 2030	2,000	1,969
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,064
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,000	1,021
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,436	1,466
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,005
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	3,369
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,056
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	841
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	218
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,759
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,640
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.55% 2027	2,000	1,897
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.625% 2032	765	721
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,278
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.80% 2009	85	85
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.90% 2010	70	71
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	975
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,056
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,046
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011	1,000	1,034
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012	1,000	1,041
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,121
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,060
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,145	2,266
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	780
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,660	1,843
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,600
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,062
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,130	1,159
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	360	353
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized — Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,003
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014	1,500	1,587
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,886
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	4,000	3,968
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	703
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,600
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,487
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,014
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,700	3,706
	Principal amount	Market value
Bonds & notes	(000)	(000)

MARYLAND — City & County Issuers (continued)
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	$1,775	$ 1,732
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,720
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,062
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,080
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,736
		125,375

DISTRICT OF COLUMBIA — 0.51%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008	1,480	1,511

PUERTO RICO — 6.08%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,105
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 4.111% 2029[1]	1,500	1,491
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021	1,020	1,041
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,044
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	517
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,770
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	54
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	455	550
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,755	3,980
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,500	2,642
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	4,000	815
		18,009

VIRGIN ISLANDS — 1.23%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,500	1,534
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,021
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017	1,000	1,074
		3,629

Total bonds & notes (cost: $280,192,000)		282,147

Short-term securities — 4.08%

Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, 3.63% 2037[1]	2,500	2,500
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2004-A, AMBAC insured, 3.61% 2023[1]	1,800	1,800
Maryland Health and Higher Educational Facs. Auth., Rev. Bonds, University of Maryland Medical System Issue, Series 2006-E, 3.60% 2041[1]	1,700	1,700
Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 3.60% 2029[1]	2,180	2,180
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-A, AMBAC insured, 3.67% 2034[1]	2,000	2,000
Maryland Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project), Series 2002-A, 3.70% 2030[1]	600	600
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 3.67% 2026[1,2]	1,300	1,300

Total short-term securities (cost: $12,080,000)		12,080

Total investment securities (cost: $292,272,000)		294,227
Other assets less liabilities		1,788

Net assets		$296,015

[1] Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2] This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

The Tax-Exempt Fund of Virginia
Investment portfolio
July 31, 2007

	Principal amount	Market value
Bonds & notes — 96.46%	(000)	(000)

VIRGINIA — 85.10%
State Issuers — 31.32%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998, 5.00% 2017 (preref. 2007)	$1,000	$1,010
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	1,530	1,600
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	4,020
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	1,002
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,042
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,420
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,543
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,116
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016	500	511
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,053
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,920
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,367
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	4,941
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010	1,000	1,016
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011	1,000	1,026
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,262
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,226
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,931
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016	710	726
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010	1,185	1,202
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009	1,320	1,336
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010	1,240	1,262
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	839
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,216
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,033
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,033
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2008	1,200	1,214
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009	1,100	1,120
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,044
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,877
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,137
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC insured, 4.75% 2031	1,000	992
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, FSA insured, 5.00% 2027	1,000	1,027
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,000	1,013
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,057
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,071
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,853

	Principal amount	Market value
Bonds & notes	(000)	(000)

VIRGINIA — State Issuers (continued)
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	$1,000	$1,098
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,099
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007	2,000	2,000
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	2,880	2,924
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	1,000	1,050
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,508
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,116
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)	120	122
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,045
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,259
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,542
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020	2,000	2,091
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016	1,000	1,043
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,468
Small Business Fin. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,096
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,115
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	2,000	2,080
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,252
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,053
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,558
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, MBIA insured, 4.75% 2024	2,200	2,260
		97,837

CITY & COUNTY ISSUERS — 53.78%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2008	1,015	1,024
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009	1,020	1,037
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	2,009
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	976
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	1,005
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,080
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,098
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,845
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,111
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,351
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,602
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,022
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,590
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	331
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,714
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,130
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,710
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	3,983
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.00% 2027	1,000	998
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	2,000	1,988
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)	500	538
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,726

	Principal amount	Market value
Bonds & notes	(000)	(000)

VIRGINIA — City & County Issuers (continued)
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	$2,500	$2,380
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,856
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,520
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2007	750	750
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,041
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,676
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	1,000	1,083
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (FHA-Insured Mortgage — Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,602
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, 5.05% 2010	615	627
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,085
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,103
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,524
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,557
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,110
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,030
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	3,356
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,064
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,593
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,366
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,063
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,046
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009	500	501
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,266
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2022	1,640	1,729
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010	1,375	1,475
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018	1,500	1,720
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,128
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	988
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,791
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,095
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	603
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	1,005
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	250	253
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	438	459
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, FSA insured, 5.00% 2021	1,000	1,061
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,264
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	757

	Principal amount	Market value
Bonds & notes	(000)	(000)

VIRGINIA — City & County Issuers (continued)
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	$2,455	$2,525
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,110
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,242
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	531
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,891
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,039
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	528
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	483
City of Manassas, G.O. Bonds, Series 1997-A, 5.00% 2013 (preref. 2008)	500	513
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,325	2,384
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	2,046
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,052
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,033
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	1,805	2,004
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,171
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,143
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014	1,485	1,550
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015	1,565	1,629
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,176
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,038
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,726
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,227	2,321
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,996
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022	500	503
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2026	1,000	996
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2033	1,500	1,465
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,067
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009 (preref. 2008)	1,500	1,525
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012	1,000	1,065
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017	1,120	1,227
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015	1,000	1,061
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,717
City of Salem, G.O. Public Improvement Ref. Bonds, Series 2007-A, 4.50% 2027	1,050	1,043
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, MBIA insured, 4.50% 2028	1,000	989
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,025
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,350
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,068
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,076
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,590
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,065
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,575
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,575
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,552
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,552
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,452
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,077
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2022	1,215	1,281
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2023	1,275	1,341

	Principal amount	Market value
Bonds & notes	(000)	(000)

VIRGINIA — City & County Issuers (continued)
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	$1,250	$ 1,270
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	995
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	989
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	986
		168,003

DISTRICT OF COLUMBIA — 4.94%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010	1,000	1,025
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014	1,000	1,059
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017	1,000	1,064
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	1,020
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,059
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,097
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.00% 2008	1,000	1,014
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured, 5.00% 2008	500	507
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012	1,000	1,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019	1,000	1,034
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,260
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC insured, 5.00% 2025	1,130	1,182
		15,435

PUERTO RICO — 5.35%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,105
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 4.111% 2029[1]	2,500	2,485
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	1,000	1,053
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,189
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,340
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,102
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014	1,000	1,077
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,057
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	3,000	3,170
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)	2,000	2,114
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	1,000	1,033
		16,725

VIRGIN ISLANDS — 1.07%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,000	1,022
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2007	1,000	1,003
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	787
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	524
		3,336

Total bonds & notes (cost: $298,071,000)		301,336

	Principal amount	Market value
Short-term securities — 3.73%	(000)	(000)

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 3.72% 2038[1]	$ 300	$ 300
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 3.65% 2038[1]	2,515	2,515
Industrial Dev. Auth. of the City of Richmond, Virginia, Educational Facs. Rev. Bonds (Church Schools in the Diocese of Virginia), Series 2001, 3.70% 2031[1,2]	2,800	2,800
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2005-C-1, FSA insured, 3.70% 2027[1,2]	650	650
State of Virginia, Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2005, 3.65% 2035[1]	380	380
State of Virginia, Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 3.60% 2034[1]	700	700
Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 3.74% 2026[1]	1,700	1,700
Virginia Small Business Fncg. Auth., Tax-Exempt Rev. and Ref. Bonds (Children’s Hospital of The King’s Daughters, Incorporated Project), Series 2006, 3.61% 2036[1]	2600	2,600

Total short-term securities (cost: $11,645,000)		11,645

Total investment securities (cost: $309,716,000)		312,981
Other assets less liabilities		(583)

Net assets		$312,398

[1] Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2] This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax Exempt Commercial Paper

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
The American Funds Tax-Exempt Series I:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Tax-Exempt Series I (the "Trust") as of July 31, 2007, and for the year then ended and have issued our unqualified report thereon dated September 14, 2007 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Trust's investment portfolios (the “Portfolios”) as of July 31, 2007 appearing in Item 6 of this Form N-CSR. The Portfolios are the responsibility of the Trust's management. Our responsibility is to express an opinion on the portfolios based on our audit.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
September 14, 2007

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Purchase of Equity Securities by Closed End Management Investment Company and Affiliated Procedures

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the registrant within the meaning of the Investment Company Act of 1940.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)	(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)	(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By /s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: September 27, 2007

 By /s/ Michael W. Stockton, Vice President, Treasurer
      and Principal Financial Officer

Date: September 27, 2007